Stock-Based and Long-Term Compensation (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Based and Long-Term Compensation (Textual) [Abstract]
Non Qualified Stock Option	207,183	1,549,058	309,352
Vesting of restricted stock	$ 1,600,000
Intrinsic value of option exercised	0	0	0
Proceeds from stock options exercised	10,300,000	900,000	400,000
Tax benefits from stock options exercised	7,400,000	600,000	200,000
Amount paid to employees for settlement			4,700,000
Issue of common stock to employees			71,400
Proceed from issue of shares under employee stock purchase plans	2,206,000	1,891,000	1,958,000
Earnings and losses of deferred compensation plan assets	(822,000)	825,000	571,000
Stock Based and Long-Term Compensation (Additional Textual) [Abstract]
Employee Deferral to Non-Qualified Deferred Compensation Plan	up to 75% of their base salary, up to 100% of their bonus, and up to 100% of the cash portion of their PSU compensation to the plan
Profit Sharing Plan [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Company's contribution	7,400,000	3,300,000	3,800,000
Maximum [Member] | Profit Sharing Plan [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Percentage of employee contribution from their earnings	75.00%
Percentage of company's contribution of employee's salary	5.00%
Stock Options [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Option vested, Period	Over 3 years
Option expires, years	In 10 years
Compensation expense	3,300,000	15,500,000	2,400,000
Number of option modified affecting employees related to management transition		1,418,395
Number of employees affected in connection with management transition		3
Incremental compensation cost related to options		9,800,000
Intrinsic value of option exercised	23,400,000
Unrecognized Compensation expense related to non-vested options outstanding	6,800,000
Compensation expense expected to recognize In 2012	3,700,000
Compensation expense expected to recognize in 2013	2,200,000
Compensation expense expected to recognize in 2014	900,000
Restricted Stock [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Option vested, Period	Over 3 years
Compensation expense	6,000,000	11,400,000	5,800,000
Number of option modified affecting employees related to management transition		282,781
Number of employees affected in connection with management transition		3
Incremental compensation cost related to options		4,300,000
Unrecognized Compensation expense related to non-vested options outstanding	21,800,000
Compensation expense expected to recognize In 2012	9,100,000
Compensation expense expected to recognize in 2013	7,400,000
Compensation expense expected to recognize in 2014	5,300,000
Number of Shares, Granted	567,083
Share Units Outstanding	1,039,717	792,436
Restricted Stock Units [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Option vested, Period	Within 30 days
Compensation expense	1,200,000	1,200,000	600,000
Number of Shares, Granted	34,284
Share Units Outstanding	170,457	136,173
Performance Share Units [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Compensation expense	3,200,000	5,200,000	7,300,000
Performance period of PSU grant, years	3 year
Performance measures for participants	PSUs provide for settlement in cash or up to 50% in equivalent value in the Company’s common stock, if the participant has met specified continued service requirements
Portion of equivalent value in common stock of company after meeting service requirements, at discretion of compensation committee	50.00%
Current liability	3,800,000	6,000,000
Long-term liability	6,800,000	7,000,000
Amount paid to employees for settlement	2,800,000	6,400,000
Issue of common stock to employees	67,300
Share Units Outstanding	366,133
Performance Share Units Outstanding, in 2011	70,522
Performance Share Units Outstanding, in 2012	96,673
Performance Share Units Outstanding, in 2013	81,154
Performance Share Units Outstanding, in 2014	117,784
Employee Stock Purchase Plan [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Common stock reserved for issuance	1,250,000
Compensation expense	388,000	345,000	350,000
Proceed from issue of shares under employee stock purchase plans	2,200,000	1,900,000	2,000,000
Shares issued under Employee Stock Purchase Plan, shares	75,700	94,200	133,400
Deferred Compensation [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Maximum portion of base salary to defer under non-qualified deferred compensation plan	75.00%
Maximum portion of bonus to defer under non-qualified deferred compensation plan	100.00%
Maximum of cash portion of PSU compensation to defer under non-qualified deferred compensation plan	100.00%
Long-term liability	13,000,000	14,200,000
Accounts payable in anticipation of pending payment	2,800,000	3,000,000
Compensation expense related to earnings and losses	100,000	(1,800,000)	(2,800,000)
Deferred compensation plan assets	10,600,000	10,800,000
Earnings and losses of deferred compensation plan assets	(200,000)	800,000	600,000
Supplemental Executive Retirement Plan [Member]
Stock Based and Long-Term Compensation (Textual) [Abstract]
Discretionary contribution to participants retirement account		4,700,000
Employers Contribution to be received by plan participants, Minimum	5.00%
Employers Contribution to be received by plan participants, Maximum	35.00%
Employers contribution	1,000,000	5,500,000	2,200,000
Compensation expense	1,800,000	5,600,000	2,100,000
Amount of the cost recognized	$ 5,500,000	$ 0	$ 0